CASH FLOWS	12 Months Ended
Mar. 31, 2019
CASH FLOWS [Text Blcok]

NOTE 2 – CASH FLOWS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability and/or acquisition and sale of assets and the satisfaction of liabilities in the normal course of business. Since its inception, the Company has been engaged substantially in financing activities, developing its business plan and building its initial customer and distribution base for its products. As a result, the Company incurred accumulated net losses from Inception (June 19, 2012) through the period ended March 31, 2019 of ($38,694,879). In addition, the Company’s development activities since inception have been financially sustained through debt and equity financing.

We have not yet established an ongoing source of revenues sufficient to cover our operating costs, however, as a result of the $10,450,900 (net of offering costs) raised in our public offering in March 2019, expected warrant exercises including $1,180,486 from warrant exercises received to date, and our credit line we believe we will have sufficient cash to sustain operations through at least June 30, 2020.